Earning per unit and cash distributions (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)		$ 59,190	$ 41,377	$ 41,279
Adjustment for:
Non-controlling interest		10,408	0	0
Preferred unitholders’ interest in net income		2,480	0	0
Limited partners' interest in net income		46,302	41,377	41,279
Less: Dividends paid or to be paid	[1]	(57,764)	(46,627)	(37,609)
Distributed Earnings		(11,462)	(5,250)	44,949
Common unit public [Member]
Adjustment for:
Distributed Earnings		$ (6,145)	$ (2,814)	$ 1,540
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		17,645	11,481	11,040
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		17,657	11,486	11,040
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2]	$ 1.37	$ 1.58	$ 1.56
Common unit Höegh LNG [Member]
Adjustment for:
Distributed Earnings		$ (736)	$ (338)	$ 295
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		2,116	2,116	2,116
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		2,116	2,116	2,116
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 1.44	$ 1.52	$ 1.57
Subordinated unit Höegh LNG [Member]
Adjustment for:
Distributed Earnings		$ (4,581)	$ (2,098)	$ 1,835
Basic weighted average units outstanding
Weighted Average Number of Shares Outstanding, Basic		13,156	13,156	13,156
Diluted weighted average units outstanding
Weighted Average Number of Shares Outstanding, Diluted		13,156	13,156	13,156
Basic and diluted earnings per unit:
Earnings Per Share, Basic and Diluted	[2],[3]	$ 1.45	$ 1.52	$ 1.57

[1]	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.
[2]	Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.
[3]	Includes total amounts attributable to incentive distributions rights of $1,141 and $481 for the years ended December 31, 2017 and 2016, respectively, of which $158 and $67 was attributed to common units owned by Höegh LNG and $983 and $414 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2017 and 2016, respectively.